Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Airlines - 0.6%
Southwest Airlines Co.	13,867	$ 609,316

Banks - 7.9%
Citizens Financial Group, Inc.	37,336	1,360,524
Fifth Third Bancorp	56,000	1,620,080
Huntington Bancshares, Inc.	74,187	981,123
M&T Bank Corp.	12,329	1,633,223
Regions Financial Corp.	74,898	1,274,015
TCF Financial Corp.	23,906	928,987
Zions Bancorp NA	16,736	738,727

		8,536,679

Beverages - 1.6%
Constellation Brands, Inc., Class A	5,333	1,124,890
Keurig Dr. Pepper, Inc.	18,195	578,601

		1,703,491

Building Products - 1.1%
Fortune Brands Home & Security, Inc.	13,231	1,141,174

Capital Markets - 5.4%
Ameriprise Financial, Inc.	9,663	1,912,018
Northern Trust Corp.	13,225	1,179,537
Raymond James Financial, Inc.	15,185	1,517,437
T. Rowe Price Group, Inc.	7,956	1,244,955

		5,853,947

Chemicals - 1.6%
Celanese Corp.	6,344	774,920
Sherwin-Williams Co.	848	586,646
Valvoline, Inc.	13,721	325,736

		1,687,302

Communications Equipment - 1.7%
CommScope Holding Co., Inc. (A)	28,775	422,705
Motorola Solutions, Inc.	8,180	1,370,559

		1,793,264

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	4,165	1,197,063

Consumer Finance - 0.9%
Discover Financial Services	11,764	982,765

Containers & Packaging - 2.5%
Ball Corp.	9,187	808,640
Packaging Corp. of America	5,838	784,977
Pactiv Evergreen, Inc. (A)	7,378	104,251
Silgan Holdings, Inc.	26,123	951,661

		2,649,529

Distributors - 1.1%
Genuine Parts Co.	6,533	613,318
LKQ Corp. (A)	16,599	582,459

		1,195,777

Diversified Financial Services - 0.4%
Voya Financial, Inc.	7,862	436,026

Electric Utilities - 3.8%
Edison International	19,692	1,145,287

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp.	13,528	$ 1,289,624
Xcel Energy, Inc.	25,790	1,650,302

		4,085,213

Electrical Equipment - 3.3%
Acuity Brands, Inc.	8,129	977,431
AMETEK, Inc.	10,751	1,217,658
Hubbell, Inc.	8,584	1,335,671

		3,530,760

Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corp., Class A	10,481	1,308,867
CDW Corp.	7,709	1,014,967
Keysight Technologies, Inc. (A)	4,529	641,261
SYNNEX Corp.	12,705	1,036,982

		4,002,077

Equity Real Estate Investment Trusts - 8.9%
American Campus Communities, Inc.	9,041	372,128
American Homes 4 Rent, Class A	28,120	850,068
AvalonBay Communities, Inc.	6,893	1,128,177
Boston Properties, Inc.	10,259	936,339
Brixmor Property Group, Inc.	32,301	546,856
Essex Property Trust, Inc.	2,273	544,633
Federal Realty Investment Trust	5,886	515,378
Host Hotels & Resorts, Inc.	14,186	192,220
JBG SMITH Properties	12,977	387,493
Kimco Realty Corp.	38,768	640,060
Outfront Media, Inc.	15,984	291,388
Rayonier, Inc.	29,449	905,557
Regency Centers Corp.	8,964	422,921
Ventas, Inc.	9,054	417,118
Weyerhaeuser Co.	29,835	930,554
WP Carey, Inc.	7,187	477,217

		9,558,107

Food & Staples Retailing - 1.3%
Kroger Co.	21,257	733,367
US Foods Holding Corp. (A)	22,573	699,537

		1,432,904

Food Products - 0.9%
Post Holdings, Inc. (A)	9,887	937,782

Gas Utilities - 1.0%
National Fuel Gas Co.	26,925	1,084,000

Health Care Equipment & Supplies - 1.5%
Zimmer Biomet Holdings, Inc.	10,447	1,605,390

Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	11,133	1,160,058
Cigna Corp.	5,079	1,102,397
Henry Schein, Inc. (A)	11,921	784,998
Humana, Inc.	1,037	397,285
Laboratory Corp. of America Holdings (A)	7,382	1,689,814
Universal Health Services, Inc., Class B	9,832	1,225,854

		6,360,406

Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	4,213	492,458

Household Durables - 2.4%
Mohawk Industries, Inc. (A)	8,702	1,249,607
Newell Brands, Inc.	54,495	1,308,970

		2,558,577

Transamerica Funds	Page 1

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products - 0.7%
Energizer Holdings, Inc.	17,387	$ 762,246

Industrial Conglomerates - 1.4%
Carlisle Cos., Inc.	10,024	1,452,778

Insurance - 6.3%
Alleghany Corp.	1,156	655,279
Hartford Financial Services Group, Inc.	26,460	1,270,609
Lincoln National Corp.	14,449	657,285
Loews Corp.	41,676	1,887,506
Marsh & McLennan Cos., Inc.	7,411	814,543
Progressive Corp.	9,191	801,363
W.R. Berkley Corp.	11,734	729,151

		6,815,736

Interactive Media & Services - 0.7%
IAC / InterActiveCorp (A)	3,527	740,494

Internet & Direct Marketing Retail - 0.5%
Expedia Group, Inc.	4,334	537,849

IT Services - 1.1%
Concentrix Corp. (A)	2,359	252,224
Leidos Holdings, Inc.	8,594	911,480

		1,163,704

Machinery - 6.3%
IDEX Corp.	6,130	1,141,345
ITT, Inc.	19,869	1,484,413
Lincoln Electric Holdings, Inc.	10,951	1,253,890
Middleby Corp. (A)	9,336	1,267,082
Snap-on, Inc.	5,870	1,056,541
Timken Co.	7,793	589,618

		6,792,889

Media - 4.0%
Discovery, Inc., Class C (A)	37,720	1,321,332
Liberty Broadband Corp., Class C (A)	10,256	1,497,889
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	36,776	1,491,634

		4,310,855

Multi-Utilities - 3.2%
CMS Energy Corp.	22,370	1,272,406
Sempra Energy	5,346	661,621
WEC Energy Group, Inc.	16,949	1,506,766

		3,440,793

Multiline Retail - 0.9%
Kohl’s Corp.	15,658	689,891
Nordstrom, Inc.	7,028	249,143

		939,034

Oil, Gas & Consumable Fuels - 3.9%
Cabot Oil & Gas Corp.	39,373	721,707
Diamondback Energy, Inc.	28,145	1,595,540
EQT Corp.	34,057	555,470
Equitrans Midstream Corp.	40,848	271,639
Williams Cos., Inc.	49,313	1,046,915

		4,191,271

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 1.5%
CBRE Group, Inc., Class A (A)	21,990	$ 1,340,950
Cushman & Wakefield PLC (A) (B)	22,061	316,134

		1,657,084

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	8,397	1,237,130

Software - 1.3%
NortonLifeLock, Inc.	19,826	417,734
Synopsys, Inc. (A)	3,867	987,825

		1,405,559

Specialty Retail - 3.4%
AutoZone, Inc. (A)	1,245	1,392,371
Best Buy Co., Inc.	13,347	1,452,420
Gap, Inc. (A)	40,704	824,256

		3,669,047

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	8,282	729,147
Ralph Lauren Corp.	10,309	1,041,725

		1,770,872

Total Common Stocks (Cost $64,357,096)		104,321,348

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 0.00% (C), dated 01/29/2021, to be repurchased at $3,408,219 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $3,476,393.	$ 3,408,219	3,408,219

Total Repurchase Agreement (Cost $3,408,219)		3,408,219

Total Investments (Cost $67,765,315)		107,729,567
Net Other Assets (Liabilities) - (0.2)%		(178,282)

Net Assets - 100.0%		$ 107,551,285

Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$104,321,348	$—	$—	$104,321,348
Repurchase Agreement	—	3,408,219	—	3,408,219

Total Investments	$104,321,348	$3,408,219	$—	$107,729,567

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $171,473, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $176,499. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4